Derivative Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

[1]	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
[2]

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

[1]

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.